ACCOUNT RECEIVABLES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Accounts Receivable	$ 9,230,865	$ 2,609,520
Total Accounts Receivable	100.00%	100.00%